Intangible and Tangible Assets (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Asset disposals	€ 16	€ 66
Sales of rental lamps	16	€ 52
Assets net carrying amount	€ 600
Amortization period	1 year	2 years
ASAT [Member]
Statement Line Items [Line Items]
Assets net carrying amount	€ 500
Software [Member]
Statement Line Items [Line Items]
Intangible and tangible assets	15	€ 25
Right-of-use Assets [Member]
Statement Line Items [Line Items]
Intangible and tangible assets	99	36
Laboratory Devices [Member]
Statement Line Items [Line Items]
Intangible and tangible assets	194	290
Other Fixtures and Equipment [Member]
Statement Line Items [Line Items]
Intangible and tangible assets	€ 83	€ 117